RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Retirement Scheme Assets - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Retirement Scheme Assets [Line Items]
Equity instruments		£ 1,197	£ 1,213
Fixed interest government bonds		34,708	48,714
Corporate and other debt securities		4,615	6,030
Asset-backed securities		40,901	55,311
		3,643	3,397
Property		12,727	12,972
Pooled investment vehicles		17,380	16,422
Retirement Scheme Assets [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Retirement Scheme Assets [Line Items]
Equity instruments		851	1,114
Fixed interest government bonds	[1]	5,344	5,797
Index-linked government bonds	[1]	17,439	14,359
Corporate and other debt securities	[1]	6,903	7,464
Asset-backed securities	[1]	121	99
		29,807	27,719
Property		544	497
Pooled investment vehicles		17,380	16,422
Money market instruments, cash, derivatives and other assets and liabilities		(3,689)	(174)
At 31 December		44,893	45,578
Quoted [Member] | Retirement Scheme Assets [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Retirement Scheme Assets [Line Items]
Equity instruments		846	1,114
Fixed interest government bonds	[1]	5,344	5,797
Index-linked government bonds	[1]	17,439	14,359
Corporate and other debt securities	[1]	6,903	7,464
Asset-backed securities	[1]	121	99
		29,807	27,719
Pooled investment vehicles		3,937	3,577
Money market instruments, cash, derivatives and other assets and liabilities		1,501	1,462
At 31 December		36,091	33,872
Unquoted [Member] | Retirement Scheme Assets [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Retirement Scheme Assets [Line Items]
Equity instruments		5
Fixed interest government bonds	[1]
Index-linked government bonds	[1]
Corporate and other debt securities	[1]
Asset-backed securities	[1]
Property		544	497
Pooled investment vehicles		13,443	12,845
Money market instruments, cash, derivatives and other assets and liabilities		(5,190)	(1,636)
At 31 December		£ 8,802	£ 11,706

[1]	Of the total debt instruments, 27,732 million (31 December 2016: 25,219 million) were investment grade (credit ratings equal to or better than 'BBB').